Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2012
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIAX
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIBX
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTICX
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIIX
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIRX
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTISX
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTITX
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIYX

HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND
THE HARTFORD UNCONSTRAINED BOND FUND (FORMERLY THE HARTFORD CORPORATE OPPORTUNITIES FUND)
INVESTMENT GOAL.
The Fund seeks to maximize long-term total return.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 32 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HARTFORD UNCONSTRAINED BOND FUND (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HARTFORD UNCONSTRAINED BOND FUND		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees	[1]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%		0.50%	0.25%
Other expenses		0.26%	0.33%	0.19%	0.26%	0.29%	0.24%	0.19%	0.08%
Total annual fund operating expenses		1.06%	1.88%	1.74%	0.81%	1.34%	1.04%	0.74%	0.63%
Fee waiver and/or expense reimbursement	[1][2]	0.07%	0.14%		0.07%	0.05%	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.99%	1.74%	1.74%	0.74%	1.29%	0.99%	0.69%	0.63%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.99% (Class A), 1.74% (Class B), 1.74% (Class C), 0.74% (Class I), 1.29% (Class R3), 0.99% (Class R4), 0.69% (Class R5) and 0.69% (Class Y). This contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o Your investment has a 5% return each year

o The Fund's operating expenses remain the same

o You reinvest all dividends and distributions

o You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example HARTFORD UNCONSTRAINED BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	546	765	1,002	1,680
Class B	677	877	1,203	1,975
Class C	277	548	944	2,052
Class I	76	252	443	995
Class R3	131	420	729	1,608
Class R4	101	326	569	1,266
Class R5	70	232	407	914
Class Y	64	202	351	786

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HARTFORD UNCONSTRAINED BOND FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	546	765	1,002	1,680
Class B	177	577	1,003	1,975
Class C	177	548	944	2,052
Class I	76	252	443	995
Class R3	131	420	729	1,608
Class R4	101	326	569	1,266
Class R5	70	232	407	914
Class Y	64	202	351	786

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the
Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 207% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its goal by investing at least 80% of its net assets in fixed income securities and derivatives related to fixed income securities.  The Fund normally invests in a broad range of fixed income securities, including but not limited to, non-investment grade debt securities (also known as "junk bonds"), highly rated securities and foreign securities, including those from emerging markets, other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, securitized debt, convertible securities, preferred stock,and common stock.  The Fund may utilize derivatives including futures contracts,options, and swaps for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors.  The Fund will generally hold a diversified portfolio of investments in various sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.  The Fund may trade securities actively and may invest in debt securities of any maturity. The Fund expects that its average portfolio duration will vary normally from negative 1 year to positive 7 years, depending on the sub-adviser's forecast of interest rates and assessment of market risks generally. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates.  The Fund's average duration measure incorporates a bond's yield, coupon, final maturity, and the effect of derivatives, such as interest rate swaps and futures that may be used to manage the Fund's interest rate risk.
The use of derivatives, such as interest rate swaps and futures, may have the effect of shortening the duration of a fixed income security.
MAIN RISKS.
The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.

Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Loans and Loan Participations Risk - Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund's investment. It may also be difficult to obtain reliable information about a loan or loan participation.

Many loans are relatively illiquid or are subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund's ability to dispose of particular loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower.
Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates).

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Event Risk - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and market value of a company's bonds and/or other debt securities may decline significantly.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Swap Agreements Risk - A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk"
(the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the
Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Liquidity Risk - The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's net asset value.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Active Trading Risk - Active trading could increase the Fund's transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o Assume reinvestment of all dividends and distributions

o Reflect the Fund's performance when the Fund's portfolio pursued a different strategy and was managed by a previous sub-adviser

o Would be lower if the Fund's operating expenses had not been limited.
The bar chart:

o Shows how the Fund's total return has varied from year to year

o Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o Shows the returns of the Fund's Class A shares.  Because all of the
   Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest   8.77% (2nd quarter, 2009)  Lowest  -5.93% (3rd quarter, 2008)

The Fund's Class A shares year-to-date return as of March 31, 2012 was 3.66%.
AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time
compared to those of two broad-based market indices.
After-tax returns, which are calculated using the
historical highest individual federal marginal income tax
rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other
classes.  Returns prior to the inception date of certain
classes of shares may reflect returns of another class of
shares.  For more information regarding returns see the
"Performance Notes" section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's
particular tax situation, may differ from those shown and
are not relevant to investors who hold their Fund shares
through tax-deferred arrangements, such as 401(k) plans
or individual retirement accounts.
Average annual total returns for periods ending December 31, 2011 (including sales charges)
Average Annual Total Returns HARTFORD UNCONSTRAINED BOND FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Return Before Taxes	2.10%	3.48%	4.68%	Oct 31, 2002
Class B	Class B - Return Before Taxes	1.02%	3.32%	4.53%	Oct 31, 2002
Class C	Class C - Return Before Taxes	5.11%	3.66%	4.45%	Oct 31, 2002
Class I	Class I - Return Before Taxes	6.92%	4.44%	5.20%	Oct 31, 2002
Class R3	Class R3 - Return Before Taxes	7.10%	4.73%	4.79%	Oct 31, 2002
Class R4	Class R4 - Return Before Taxes	7.18%	4.74%	4.80%	Oct 31, 2002
Class R5	Class R5 - Return Before Taxes	7.26%	4.76%	4.81%	Oct 31, 2002
Class Y	Class Y - Return Before Taxes	7.27%	4.76%	4.81%	Oct 31, 2002
After Taxes on Distributions Class A	Class A - After Taxes on Distributions	0.42%	1.67%	2.84%	Oct 31, 2002
After Taxes on Distributions and Sales Class A	Class A - After Taxes on Distributions and Sale of Fund Shares	1.34%	1.88%	2.90%	Oct 31, 2002
Barclays Capital U.S. Corporate Index	Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses or taxes	8.15%	6.82%	6.37%	Oct 31, 2002
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.42%	Oct 31, 2002

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 1, 2012
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD UNCONSTRAINED BOND FUND (FORMERLY THE HARTFORD CORPORATE OPPORTUNITIES FUND)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term total return.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 32 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on
		page 151 of the Fund's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the
Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 207% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	207.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o Your investment has a 5% return each year

o The Fund's operating expenses remain the same

o You reinvest all dividends and distributions

o You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your
		shares at the end of each time period indicated:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its goal by investing at least 80% of its net assets in fixed income securities and derivatives related to fixed income securities.  The Fund normally invests in a broad range of fixed income securities, including but not limited to, non-investment grade debt securities (also known as "junk bonds"), highly rated securities and foreign securities, including those from emerging markets, other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, securitized debt, convertible securities, preferred stock,and common stock.  The Fund may utilize derivatives including futures contracts,options, and swaps for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors.  The Fund will generally hold a diversified portfolio of investments in various sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.  The Fund may trade securities actively and may invest in debt securities of any maturity. The Fund expects that its average portfolio duration will vary normally from negative 1 year to positive 7 years, depending on the sub-adviser's forecast of interest rates and assessment of market risks generally. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates.  The Fund's average duration measure incorporates a bond's yield, coupon, final maturity, and the effect of derivatives, such as interest rate swaps and futures that may be used to manage the Fund's interest rate risk.
The use of derivatives, such as interest rate swaps and futures, may have the
		effect of shortening the duration of a fixed income security.
Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.

Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Loans and Loan Participations Risk - Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund's investment. It may also be difficult to obtain reliable information about a loan or loan participation.

Many loans are relatively illiquid or are subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund's ability to dispose of particular loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower.
Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates).

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Event Risk - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and market value of a company's bonds and/or other debt securities may decline significantly.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Swap Agreements Risk - A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk"
(the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the
Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Liquidity Risk - The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's net asset value.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Active Trading Risk - Active trading could increase the Fund's transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in
		this prospectus.
Risk, Lose Money	rr_RiskLoseMoney	The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o Assume reinvestment of all dividends and distributions

o Reflect the Fund's performance when the Fund's portfolio pursued a different strategy and was managed by a previous sub-adviser

		o Would be lower if the Fund's operating expenses had not been limited.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart:

o Shows how the Fund's total return has varied from year to year

o Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o Shows the returns of the Fund's Class A shares.  Because all of the
   Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes
		do not have the same expenses.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest   8.77% (2nd quarter, 2009)  Lowest  -5.93% (3rd quarter, 2008)

		The Fund's Class A shares year-to-date return as of March 31, 2012 was 3.66%.
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time
compared to those of two broad-based market indices.
After-tax returns, which are calculated using the
historical highest individual federal marginal income tax
rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other
classes.  Returns prior to the inception date of certain
classes of shares may reflect returns of another class of
shares.  For more information regarding returns see the
"Performance Notes" section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's
particular tax situation, may differ from those shown and
are not relevant to investors who hold their Fund shares
through tax-deferred arrangements, such as 401(k) plans
		or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2011 (including sales charges)
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Barclays Capital U.S. Corporate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	546
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	546
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	765
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,002
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,680
Annual Return 2003	rr_AnnualReturn2003	10.02%
Annual Return 2004	rr_AnnualReturn2004	5.10%
Annual Return 2005	rr_AnnualReturn2005	1.72%
Annual Return 2006	rr_AnnualReturn2006	5.94%
Annual Return 2007	rr_AnnualReturn2007	2.53%
Annual Return 2008	rr_AnnualReturn2008	(11.93%)
Annual Return 2009	rr_AnnualReturn2009	20.19%
Annual Return 2010	rr_AnnualReturn2010	7.11%
Annual Return 2011	rr_AnnualReturn2011	6.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class A shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.93%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.74%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	877
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,203
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,975
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	577
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,003
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,975
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.74%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.74%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	443
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	995
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	443
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	995
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.29%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,608
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	420
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	729
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,608
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,266
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	326
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	569
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,266
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.69%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	407
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	232
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	407
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	914
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | HARTFORD UNCONSTRAINED BOND FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.63%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Expense information in the table has been restated to reflect current fees.
[3]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.99% (Class A), 1.74% (Class B), 1.74% (Class C), 0.74% (Class I), 1.29% (Class R3), 0.99% (Class R4), 0.69% (Class R5) and 0.69% (Class Y). This contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.